Condensed Parent Company Financial Information - Summary Condensed Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income before income taxes									$ 8,452	$ 7,513	$ 6,537
Income tax benefit									2,568	2,273	1,990
NET INCOME	1,439	1,507	1,522	1,416	1,224	1,407	1,247	1,362	5,884	5,240	4,547
COMPREHENSIVE INCOME									7,058	1,920	4,981
Parent Company [Member]
Interest on securities									2	2	2
Dividends from subsidiary									2,400	2,400	2,000
Total income									2,402	2,402	2,002
Operating expenses									312	356	354
Income before income taxes									2,090	2,046	1,648
Income tax benefit									(141)	(121)	(120)
Equity earnings in subsidiary, net of dividends									3,653	3,073	2,779
NET INCOME									5,884	5,240	4,547
COMPREHENSIVE INCOME									$ 7,058	$ 1,920	$ 4,981